Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Taxes
21.	Taxes

21.1.	Income taxes and other taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
Taxes in Brazil
Income taxes	733	442	66	39	—	—
Income taxes - Tax settlement programs	—	—	56	228	552	671

	733	442	122	267	552	671

Taxes abroad	6	37	89	32	—	—

Total	739	479	211	299	552	671

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
Taxes in Brazil
Current / Deferred ICMS (VAT)	781	934	700	707	922	1,021	—	—
Current / Deferred PIS and COFINS	442	820	2,668	2,282	309	820	—	—
CIDE	22	14	—	—	50	104	—	—
Production taxes	—	—	—	—	1,757	1,605	—	—
Withholding income taxes	—	—	—	—	308	157	—	—
Tax Settlement Program (**)	—	—	—	—	2	648	—	—
Others	36	170	158	72	184	165	107	86

Total in Brazil	1,281	1,938	3,526	3,061	3,532	4,520	107	86
Taxes abroad	15	20	14	14	24	28	—	—

Total	1,296	1,958	3,540	3,075	3,556	4,548	107	86

(*)	Other non-current taxes are classified as other non-current liabilities.
(**)	It includes the amount of US$ 2 relating to refinancing program (REFIS) from previous periods.

21.2.	Brazilian federal settlement programs

In 2017, the Company joined certain settlement programs created by the Brazilian Federal Government, which enabled the settlement of significant disputes in which the Company was a defendant, with certain benefits, such as the use of tax loss carry forwards and reduction in interests, penalties and related charges. The settlement of disputes involving Brazilian Federal Tax Authorities, Brazilian Federal Agencies and similar bodies reduced tax disputes amounting to US$ 11,552 as shown below:

Provisional measures	Signed into law	Brazilian federal settlement programs	Disputes	Amount of relief	Debts
766/17	—	Tax Settlement Program - PRT (*)	502	—	502
783/17	13496/17	Special Tax Settlement Program - PERT	2,203	1,001	1,202
780/17	13494/17	Non-Tax Debts Settlement Program - PRD	340	113	227
795/17	13586/17	Withholding income tax on remittances for payment of charter of vessels	8,507	7,976	531

			11,552	9,090	2,462

(*)	Benefit of using tax loss carryforwards to settle 80% of the debt.

The Company settled a portion of the balance of the respective liabilities during 2017 in accordance with the terms of the programs and, at December 31, 2017, their outstanding amounts totaled US$ 1,545. During 2018, the Company settled a significant part of the balance of respective liabilities carried on the statement of financial position as presented in the table below:

	12.31.2017	Payments	Use of tax loss carryforwards	Inflation indexation	Others	CTA	12.31.2018
PRT
Income taxes	153	—	(136)	—	—	(16)	1
Other taxes	—	—	—	—	—	—	—

Total	153	—	(136)	—	—	(16)	1

PERT
Income taxes	744	(56)	—	43	(17)	(107)	607
Others taxes	40	(60)	—	2	16	2	—

	784	(116)	—	45	(1)	(105)	607

PRD
Production taxes	87	(95)	—	2	5	1	—
Law 13.586/17
Withholding income tax	521	(500)	—	17	13	(51)	—

Total	1,545	(711)	(136)	64	17	(171)	608

Current	874						56
Non-current	671						552

The following table presents the settlement years of the outstanding amounts under these programs:

	2019	2020	2021	2022	2023	2024 onwards	Total
PRT	1	—	—	—	—	—	1
PERT	55	55	55	55	55	332	607

Total	56	55	55	55	55	332	608

21.2.1.	Tax Settlement Program (Programa de Regularização Tributária - PRT)

The PRT enabled relief for the settlement of tax and non-tax debts overdue up to November 30, 2016 to the Brazilian Federal Tax Authorities (Brazilian Federal Revenue Service and National Treasury Attorney’s Office).

The Company joined the program to settle, principally, proceedings at administrative level totaling US$ 502, for which outflow of resources were probable, related to disallowed tax credits applied for income taxes and other Brazilian Federal taxes computation. After assessing the reliefs provided by the PRT, the Company decided to settle it with the benefit of using tax loss carry forwards to pay US$ 136.

The impacts of this program were accounted for in the second quarter of 2017 within the Company’s statement of income amounting to US$ 82 after tax effects, as shown in note 21.2.5.

21.2.2.	Special Tax Settlement Program (Programa Especial de Regularização Tributária - PERT)

The PERT enabled relief for the settlement of tax and non-tax debts overdue up to April 30, 2017 to the Brazilian Federal Tax Authorities (Brazilian Federal Revenue Service and National Treasury Attorney’s Office), including amounts under disputes involving these authorities.

The Company elected to join the PERT to settle the legal proceeding, in the amount of US$ 1,977, with respect to a notice of deficiency issued due to the use of expenses arising from the Terms of Financial Commitment (TFC), signed by Petrobras and Petros Plan in 2008, as deductible in determining taxable profit. The Company decided to settle this tax dispute, by paying US$ 1,317, which takes into account the benefits reliefs on interests, penalties and related charges. Of this amount, US$ 432 was settled up to December 2017, and the remaining amount is being settled through 145 monthly installments bearing interest from January 2018 onwards. In addition, pursuant the law 13.496 enacted on October 24, 2017, which enabled incremental relief relating to this matter, the remaining amount was recalculated and decreased by US$ 239.

Pursuant to the Provisional Measure 807/2017 enacted on October 31, 2017, the period to join this program was extended from August 31 to November 14, 2017. Therefore, the Company decided in the third quarter of 2017 to settle other disputes relating to debts in the scope of the Brazilian Federal Revenue Service amounting to US$ 226, After the relief under the PERT, the total amount of these disputes was reduced to US$ 125, of which US$ 103 was settled in January 2018 through a lump sum payment, and the remaining amount is being settled through 141 monthly installments.

Accordingly, the Company recognized the amount of US$ 1,839 within the statement of income in 2017, made up of tax debts after reliefs and tax effects amounting to US$ 1,117, reversals of deferred income tax assets for unused tax losses from 2012 to 2017 amounting to US$ 711 and indexation charges of US$ 22.

21.2.3.	Non-Tax Debts Settlement Program (Programa de Regularização de Débitos não Tributários - PRD)

The PRD enabled relief for the settlement of non-tax debts overdue to the Brazilian Federal Agencies and similar bodies up to October 25, 2017, including amounts under disputes and debts in the scope of other settlement programs involving these authorities.

The Company joined the PRD to settle some legal proceedings involving ANP, with respect to production tax debts for which the likelihood of losses were deemed probable, following a court ruling in August 2017 granting to ANP its arguments. After assessing the benefits from relief on interest, penalties and related charges provided for by this program, the Company decided to settle these disputes, totaling US$ 340 by paying US$ 227 plus interest, of which US$ 136 was settled in the fourth quarter of 2017 and the remaining amount in January 2018.

Accordingly, the Company recognized US$ 164 within the statement of income in December 31, 2017, after tax effects, as shown in note 21.2.5.

21.2.4.	Settlement program under law 13.586/2017

As presented in note 21.4, the law 13.586 enacted on December 28, 2017, formerly Provisional Measure 795/17, provided for the tax treatment of several relevant issues relating to the exploration and production of oil or natural gas. This law also established the settlement program of withholding income tax on remittances abroad related to charter contracts for vessels, enabling the regularization of events occurred in the period from 2008 to 2014.

The decision to join the program was based on the economic benefits thereof. Proceeding with the disputes would involve financial efforts to provide significant judicial deposits and this program gave rise to the possibility of ceasing disputes at administrative and judicial levels related to the period from 2008 to 2013 in the amount of US$ 8,507, as well as amounts relating to the 2014 not yet under dispute. The Company paid US$ 531 in 12 consecutive installments bearing interest at SELIC rate, of which the first was paid in January 2018.

Accordingly, the Company recognized US$ 351 within the statement of income in December 31, 2017, after tax effects, as shown in note 21.2.5.

21.2.5.	Impacts of the tax settlement programs within statement of income of 2017

	PRT	PERT	PRD	Law 13,586/17	Total
Cost of sales	—	—	(131)	—	(131)
Other taxes	(169)	(366)	(25)	(323)	(883)
Finance expenses	(249)	(309)	(71)	(208)	(837)
Income taxes - notice of deficiency	(98)	(565)	—	—	(663)

Total - after reliefs	(516)	(1,240)	(227)	(531)	(2,514)

Impacts of PIS/COFINS on settlement programs	—	(69)	(7)	—	(76)
Income taxes - deductible expenses	(51)	192	70	180	391
Other income and expenses - reversal of provision	485	11	—	—	496

Total	(82)	(1,106)	(164)	(351)	(1,703)

Income taxes - reversal of unused tax losses from 2012 to 2017	—	(711)	—	—	(711)

Impacts within the statement of income (before Indexation charges)	(82)	(1,817)	(164)	(351)	(2,414)

Indexation charges	—	(22)	—	—	(22)

Impacts within the statement of income	(82)	(1,839)	(164)	(351)	(2,436)

21.3.	Tax amnesty programs – State Tax (Programas de Anistias Estaduais)

In accordance with its current corporate governance process and following cost-benefit analysis, the Company elected, during the year ended December 31, 2018, to settle in cash VAT (ICMS) tax disputes by joining states amnesty settlement programs and taking advance of their reliefs, as shown below:

State	State Law/Decree n°	Benefits received	Disputes	Reduction Benefit	Amount to be paid after benefit (*)
TO	3.346/18	Reduction of 90% of debts from fines and interest.	5	(3)	2
RN	27.679/18 and 10.341/18	Reduction of 95% of fines, 80% of the interest and 50% of Vat tax forgiveness	205	(175)	30
SE	8.458/18	Reduction of 90% of fines and interest	252	(219)	33
MT	10.433/16 and 1.630/18	Reduction of 75% of interest, fines and penalties.	104	(48)	56
BA	14.016/18	Reduction of 90% of fines and interest	269	(199)	70
RJ	182/18	Reduction of 50% of interest and 70% or 85% of the fines related to ICMS, with the respective charges.	376	(185)	191
RS	54.346/2018	Reduction of up to 85% and 40% over fines and interest, respectvely.	1	—	1

			1,212	(829)	383

(*)	Amounts recognized in other taxes (US$ 289) and financial expenses (US$ 94).

21.4.	New Taxation Model for the Oil and Gas Industry

On December 28, 2017, the Brazilian Federal Government enacted Law No. 13,586, which outlines a new taxation model for the oil and gas industry and, along with the Decree 9,128/2017, establishes a new special regime for exploration, development and production of oil, gas and other liquid hydrocarbons named Repetro-Sped.

Due to the application of this new regime, the Company expects greater legal stability in the oil and gas industry in Brazil, which may encourage higher investments and reduce the number of litigations involving the industry players.

Regarding the Repetro-Sped, this regime provides for the continuation of total tax relief over goods imported with temporary permanence in Brazil, as previously governed by the former Repetro (Special Customs Regime for the Export and Import of Goods designated to Exploration and Production of Oil and Natural Gas Reserves), and adds this relief to goods permanently held in Brazil. Accordingly, the absence of the need to return such goods to foreign countries eliminates future cost of removal. This benefit made possible the migration of all the goods acquired in the former REPETRO to the REPETRO-Sped, with lower operating and financial costs. Since 2018, the Company has transferred the ownership of oil and gas assets under this regime from foreign subsidiaries to the parent company in Brazil and intends to finish this process until 2020. The regime will expire in December, 2040.

Following the creation of Repetro-Sped, the Brazilian states, pursuant to a decision of the Brazilian National Council of Finance Policies (CONFAZ), agreed to grant tax incentives relating to VAT (ICMS) over transactions in the scope of this regime to the extent each state enacts its specific regulation providing for the tax relief for the oil and gas industry.

At the date of issuance of these financial statements, the states enacting new regulations governing the VAT tax incentives authorized by CONFAZ were: Amazonas, Bahia, Ceará, Espirito Santo, Rio de Janeiro, Rio Grande do Norte, São Paulo, Sergipe, Minas Gerais and Piauí.

21.5.	Deferred income taxes - non-current

a)	The changes in the deferred income taxes are presented as follows:

Income taxes in Brazil comprise corporate income tax (IRPJ) and social contribution on net income (CSLL). Brazilian statutory corporate tax rates are 25% and 9%, respectively.

	Property, Plant and Equipment
	Exploration and decommissioning costs	Others (*)	Loans, trade and other receivables / payables and financing	Finance leases	Provision for legal proceedings	Tax losses	Inventories	Employee Benefits	Others	Total
Balance at January 1, 2017	(11,205)	937	3,512	(90)	1,128	6,040	429	3,009	284	4,044

Recognized in the statement of income for the year	363	(1,292)	(1,099)	(64)	1,134	278	130	(4)	139	(415)
Recognized in shareholders’ equity (**)	—	—	(887)	—	—	(69)	—	(273)	9	(1,220)
Cumulative translation adjustment	150	45	34	4	(40)	(67)	(6)	(34)	(11)	75
Use of tax credits	—	—	—	—	—	(271)	—	—	—	(271)
Others	—	(188)	(16)	20	(21)	120	16	(10)	108	29

Balance at December 31, 2017	(10,692)	(498)	1,544	(130)	2,201	6,031	569	2,688	529	2,242

Initial application of IFRS9	—	—	117	—	—	—	—	—	5	122

Balance at January1,2018	(10,692)	(498)	1,661	(130)	2,201	6,031	569	2,688	534	2,364

Recognized in the statement of income for the period	2,048	(1,109)	(1,509)	(134)	208	(244)	(49)	192	(167)	(764)
Recognized in shareholders’ equity (**)	—	—	1,916	—	—	—	—	(119)	2	1,799
Cumulative translation adjustment	1,397	205	(260)	28	(345)	(668)	(65)	(417)	(34)	(159)
Use of tax credits	—	—	—	—	—	(1,117)	—	—	(105)	(1,222)
Others	—	(26)	18	89	2	15	—	11	(101)	8

Balance at December 31, 2018	(7,247)	(1,428)	1,826	(147)	2,066	4,017	455	2,355	129	2,026

Deferred tax assets										3,438
Deferred tax liabilities										(1,196)

Balance at December 31, 2017										2,242

Deferred tax assets										2,680
Deferred tax liabilities										(654)

Balance at December 31, 2018										2,026

(*)	It mainly includes impairment adjustments and capitalized borrowing costs.
(**)

The amounts presented as Loans, trade and other receivables/payables and financing relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out in note 34.2.

The Company recognizes the deferred tax assets based on assessment of uncertainty over income tax treatments in the context of applicable tax laws, as well as projections of future taxable profits in a ten-year perspective supported by the Business and Management Plan, which is revised annually.

b)	Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the Company’s 2019-2023 Business and Management Plan (BMP). The main goals and objectives outlined in its business plan include business restructuring, a divestment plan, demobilization of assets and reducing operating expenses.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its 2019-2023 BMP.

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) recoverable (payable) as of December 31, 2018 is set out in the following table:

	Assets	Liabilities
2019	268	(89)
2020	386	(63)
2021	464	(21)
2022	495	27
2023	521	322
2024 and thereafter	546	478

Recognized deferred tax assets	2,680	654

Brazil	3	—
Abroad	1,472	—

Unrecognized deferred tax assets	1,475	—

Total	4,155	654

At December 31, 2018, the Company had tax loss carryforwards arising from offshore subsidiaries, for which no deferred tax assets had been recognized. These tax losses totaling US$1,472 (US$ 2,660 as of December 31, 2017) arose mainly from oil and gas exploration and production and refining activities in the United States of US$1,398 (US$ 2,370 as of December 31, 2017), as well as activities in Spain in the amount of US$69 (US$ 290 as December 31, 2017).

An aging of the unrecognized tax carryforwards, from companies abroad is set out below:

Unrecognized deferred tax assets
2020	14
2021	36
2022	1
2023	13
2024	9
2025	4
2026	68
2027	78
2028	88
2029	97
2030 and thereafter	1,064

Total	1,472

21.6.	Reconciliation between statutory tax rate and effective tax expense rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2018	2017	2016
Net income before income taxes	12,098	1,997	(3,665)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(4,114)	(679)	1,247
· Tax benefits from the deduction of interest on capital distribution (*)	604	16	—
· Different jurisdictional tax rates for companies abroad	355	669	(157)
. Brazilian income taxes on income of companies incorporated outside Brazil (**)	(41)	(70)	(320)
· Tax incentives	75	169	51
· Tax loss carryforwards (unrecognized tax losses)	(484)	(146)	(265)
· Non-taxable income (non-deductible expenses), net (***)	(824)	(488)	(1,080)
· Tax settlement programs (****)	—	(1,373)	—
· Agreement with US authorities	(293)	—	—
· Others	38	74	(160)

Income taxes expense	(4,684)	(1,828)	(684)

Deferred income taxes	(764)	(467)	913
Current income taxes	(3,920)	(1,361)	(1,597)

Total	(4,684)	(1,828)	(684)

Effective tax rate of income taxes	38.7%	91.5%	(18.7)%

(*)	It includes amounts received from non-consolidated companies, as well as paid to non-controlling interests.
(**)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(***)	It includes results in equity-accounted investments and expenses relating to health care plan.
(****)	Income taxes in the scope of PRT and PERT and reversals of losses carry forwards from 2012 to 2017.